UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
David L. Musto
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2016

ITEM 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Profile I Funds
(Initial Class)
Annual Report
December 31, 2016
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Great-West Conservative Profile I Fund
Management Discussion
2016 was marked by several events that impacted markets throughout the year. Notable events included the United Kingdom voting to exit the European Union (“Brexit”), the U.S. presidential election, and the second hike in the federal funds rate since the U.S. Federal Reserve set the target rate to zero in 2008. In addition, slow economic growth, gradually improving labor markets, and volatile oil prices were a constant source of investor uncertainty throughout the year.
Through early February, the equity markets were in negative territory in response to weak economic data, and bonds rallied as interest rates fell. The S&P 500® Index reached its low point for the year on February 11 and charted a general upward trend thereafter, with the exception of a sharp, but short lived, dip following the Brexit vote and some downward pressure heading into the election. Late in the year, as employment and gross domestic product (“GDP”) numbers improved and investors became optimistic about the pro growth strategies of president elect Trump, stocks moved even higher.
The S&P 500® Index hit record highs during the year and finished the year up 11.96%, a significant improvement from performance earlier in the year. The Russell 2000® Index, a domestic small cap equity benchmark, generally followed the same trend as large cap stocks, but responded more significantly to economic growth expectations late in the year and returned an impressive 21.31% in 2016. The MSCI EAFE® Index, a benchmark that tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, had a positive return of 1.0% for the year. The Bloomberg Barclays Aggregate Bond Index had been up over 5.0% through the summer months as interest rates fell during the first half of the year, but the index gave back some of this return as rates rose late in the year. The Bloomberg Barclays U.S. Aggregate Bond Index finished the year in positive territory, up 2.65%.
During the first half of the year, the U.S. Treasury yield curve flattened somewhat, as long-term rates came down markedly. The changing shape of the yield curve was a topic of interest for investors during 2016. However, by the end of the year the spread on U.S. Treasuries was nearly back to the level that it began the year.
The 10-year U.S. Treasury yield began the year at 2.27%, and ended the year 0.18% higher at 2.45%. However, interest rates did not follow a steady trajectory upward throughout the year. Rather, interest rates followed an overall path downward through the first half of the year until rates bottomed at a low of 1.37% in July. Interest rates then reversed course and ultimately jumped sharply upward following the election in November.
On the short end of the curve, the Federal Reserve had been reluctant to raise the federal funds rate throughout the year as they were cautious not to short circuit the anemic economic recovery and had not seen meaningful inflation to drive a move in rates. In December, the Federal Reserve finally elected to increase the federal funds rate by 0.25%, believing that the economy could withstand higher rates.
In late June, the citizens of the United Kingdom voted to exit the European Union. Following this referendum, the S&P 500® Index lost over one hundred points, or about 5.0% of its value, in just two days. Within a week the equity markets had shrugged off the news and re-gained the lost ground. The domestic market was again setting new highs by late summer.

A theme in early 2016 had been slow GDP growth. GDP measures the domestic output of all goods and services in the U.S. economy. In the first quarter of the year GDP growth was an anemic 1.1%, annualized. During the second quarter GDP growth improved to 1.4%, but still was not the robust growth that the Federal Reserve was looking for before raising the federal funds rate. Third quarter U.S. GDP showed a huge improvement with a rise of 3.5%. This improvement in the economy gave Federal Reserve Chair Janet Yellen the ammunition that she needed to increase the federal funds rate by 0.25% at the December Federal Open Market Committee meeting.
According to data from the Bureau of Labor Statistics, more than 270,000 jobs were created each month during the final quarter of 2015. Moving into 2016, job creation dipped as an estimated 168,000 jobs were created in January. However, it was not until May of 2016 that there was a strong cause for concern. Job creation during the month of May fell to 24,000 jobs and this data point raised the question of whether or not the economic recovery was running out of steam. While economists’ estimates of break-even job growth vary substantially, the median estimate from the Wall Street Journal’s survey of economists suggests that 145,000 jobs need to be created each month in order to hold the unemployment rate steady. That number is significantly higher than the 24,000 jobs that were created in May. However, the job market very quickly recovered when the number of jobs created in June was once again above 270,000.
Data from the Bureau of Labor Statistics indicates that the unemployment rate fell below 5.0% at the beginning of the year. The unemployment rate hovered between 4.9% and 5.0% for much of the year before falling as low as 4.6% in November.
As the year came to a close, the U.S. presidential election brought more uncertainty to the markets. We saw additional downward pressure on equity prices heading into November that was soon followed by exuberance and new equity market highs in December following the unanticipated election of Donald Trump. The equity markets soared with President-elect Trump’s promise to deregulate financial services, the potential repeal of “Obamacare,” and the promise to reduce taxes for individuals and businesses to stimulate growth and keep corporations from moving outside the United States.
2016 demonstrated investors’ lack of ability to predict the future outcome of various events. Some examples were the outcome of the U.S. presidential election, Brexit, and interest rates falling to historical lows and then rising toward the end of the year. Although markets responded quickly and sharply to events throughout the year, the U.S. stock market managed to end each quarter higher than it ended the previous. Domestic equity in particular benefited from staying the course of an overall strategic allocation, and investors were ultimately rewarded positive performance that they may not have predicted.
For the annual period ended December 31, 2016, the Great-West Conservative Profile I Fund (Initial Class shares) returned 6.14% relative to 13.37% for the Wilshire 5000 Index and 2.65% for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund outperformed its composite benchmark by 1.46% (composite benchmark return was 4.68%).
The views and opinions in this report were current as of December 31, 2016 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.
Average Annual Total Returns for the Periods Ended December 31, 2016
	One Year	Five Year	Ten Year
Initial Class	6.14%	5.25%	4.52%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2016
Asset Class	Percentage of Fund Investments
Bond	47.45%
Fixed Interest Contract	22.50
Large Cap Equity	10.90
International Equity	6.35
Mid Cap Equity	5.75
Real Estate Equity	5.09
Small Cap Equity	1.96
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/16)	(12/31/16)	(07/01/16 – 12/31/16)
Initial Class
Actual	$1,000.00	$1,027.60	$4.64
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.62
* Expenses are equal to the Fund's annualized expense ratio of 0.91% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.39%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Conservative Profile I Fund
Management Discussion
2016 was marked by several events that impacted markets throughout the year. Notable events included the United Kingdom voting to exit the European Union (“Brexit”), the U.S. presidential election, and the second hike in the federal funds rate since the U.S. Federal Reserve set the target rate to zero in 2008. In addition, slow economic growth, gradually improving labor markets, and volatile oil prices were a constant source of investor uncertainty throughout the year.
Through early February, the equity markets were in negative territory in response to weak economic data, and bonds rallied as interest rates fell. The S&P 500® Index reached its low point for the year on February 11 and charted a general upward trend thereafter, with the exception of a sharp, but short lived, dip following the Brexit vote and some downward pressure heading into the election. Late in the year, as employment and gross domestic product (“GDP”) numbers improved and investors became optimistic about the pro growth strategies of president elect Trump, stocks moved even higher.
The S&P 500® Index hit record highs during the year and finished the year up 11.96%, a significant improvement from performance earlier in the year. The Russell 2000® Index, a domestic small cap equity benchmark, generally followed the same trend as large cap stocks, but responded more significantly to economic growth expectations late in the year and returned an impressive 21.31% in 2016. The MSCI EAFE® Index, a benchmark that tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, had a positive return of 1.0% for the year. The Bloomberg Barclays Aggregate Bond Index had been up over 5.0% through the summer months as interest rates fell during the first half of the year, but the index gave back some of this return as rates rose late in the year. The Bloomberg Barclays U.S. Aggregate Bond Index finished the year in positive territory, up 2.65%.
During the first half of the year, the U.S. Treasury yield curve flattened somewhat, as long-term rates came down markedly. The changing shape of the yield curve was a topic of interest for investors during 2016. However, by the end of the year the spread on U.S. Treasuries was nearly back to the level that it began the year.
The 10-year U.S. Treasury yield began the year at 2.27%, and ended the year 0.18% higher at 2.45%. However, interest rates did not follow a steady trajectory upward throughout the year. Rather, interest rates followed an overall path downward through the first half of the year until rates bottomed at a low of 1.37% in July. Interest rates then reversed course and ultimately jumped sharply upward following the election in November.
On the short end of the curve, the Federal Reserve had been reluctant to raise the federal funds rate throughout the year as they were cautious not to short circuit the anemic economic recovery and had not seen meaningful inflation to drive a move in rates. In December, the Federal Reserve finally elected to increase the federal funds rate by 0.25%, believing that the economy could withstand higher rates.
In late June, the citizens of the United Kingdom voted to exit the European Union. Following this referendum, the S&P 500® Index lost over one hundred points, or about 5.0% of its value, in just two days. Within a week the equity markets had shrugged off the news and re-gained the lost ground. The domestic market was again setting new highs by late summer.

A theme in early 2016 had been slow GDP growth. GDP measures the domestic output of all goods and services in the U.S. economy. In the first quarter of the year GDP growth was an anemic 1.1%, annualized. During the second quarter GDP growth improved to 1.4%, but still was not the robust growth that the Federal Reserve was looking for before raising the federal funds rate. Third quarter U.S. GDP showed a huge improvement with a rise of 3.5%. This improvement in the economy gave Federal Reserve Chair Janet Yellen the ammunition that she needed to increase the federal funds rate by 0.25% at the December Federal Open Market Committee meeting.
According to data from the Bureau of Labor Statistics, more than 270,000 jobs were created each month during the final quarter of 2015. Moving into 2016, job creation dipped as an estimated 168,000 jobs were created in January. However, it was not until May of 2016 that there was a strong cause for concern. Job creation during the month of May fell to 24,000 jobs and this data point raised the question of whether or not the economic recovery was running out of steam. While economists’ estimates of break-even job growth vary substantially, the median estimate from the Wall Street Journal’s survey of economists suggests that 145,000 jobs need to be created each month in order to hold the unemployment rate steady. That number is significantly higher than the 24,000 jobs that were created in May. However, the job market very quickly recovered when the number of jobs created in June was once again above 270,000.
Data from the Bureau of Labor Statistics indicates that the unemployment rate fell below 5.0% at the beginning of the year. The unemployment rate hovered between 4.9% and 5.0% for much of the year before falling as low as 4.6% in November.
As the year came to a close, the U.S. presidential election brought more uncertainty to the markets. We saw additional downward pressure on equity prices heading into November that was soon followed by exuberance and new equity market highs in December following the unanticipated election of Donald Trump. The equity markets soared with President-elect Trump’s promise to deregulate financial services, the potential repeal of “Obamacare,” and the promise to reduce taxes for individuals and businesses to stimulate growth and keep corporations from moving outside the United States.
2016 demonstrated investors’ lack of ability to predict the future outcome of various events. Some examples were the outcome of the U.S. presidential election, Brexit, and interest rates falling to historical lows and then rising toward the end of the year. Although markets responded quickly and sharply to events throughout the year, the U.S. stock market managed to end each quarter higher than it ended the previous. Domestic equity in particular benefited from staying the course of an overall strategic allocation, and investors were ultimately rewarded positive performance that they may not have predicted.
For the annual period ended December 31, 2016, the Great-West Moderately Conservative Profile I Fund (Initial Class shares) returned 7.18% relative to 13.37% for the Wilshire 5000 Index and 2.65% for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund outperformed its composite benchmark by 1.31% (composite benchmark return was 5.87%).
The views and opinions in this report were current as of December 31, 2016 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.
Average Annual Total Returns for the Periods Ended December 31, 2016
	One Year	Five Year	Ten Year
Initial Class	7.18%	6.76%	4.96%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2016
Asset Class	Percentage of Fund Investments
Bond	33.03%
Fixed Interest Contract	21.99
Large Cap Equity	17.61
International Equity	10.29
Mid Cap Equity	9.30
Real Estate Equity	4.64
Small Cap Equity	3.14
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/16)	(12/31/16)	(07/01/16 – 12/31/16)
Initial Class
Actual	$1,000.00	$1,038.00	$4.97
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.93
* Expenses are equal to the Fund's annualized expense ratio of 0.97% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderate Profile I Fund
Management Discussion
2016 was marked by several events that impacted markets throughout the year. Notable events included the United Kingdom voting to exit the European Union (“Brexit”), the U.S. presidential election, and the second hike in the federal funds rate since the U.S. Federal Reserve set the target rate to zero in 2008. In addition, slow economic growth, gradually improving labor markets, and volatile oil prices were a constant source of investor uncertainty throughout the year.
Through early February, the equity markets were in negative territory in response to weak economic data, and bonds rallied as interest rates fell. The S&P 500® Index reached its low point for the year on February 11 and charted a general upward trend thereafter, with the exception of a sharp, but short lived, dip following the Brexit vote and some downward pressure heading into the election. Late in the year, as employment and gross domestic product (“GDP”) numbers improved and investors became optimistic about the pro growth strategies of president elect Trump, stocks moved even higher.
The S&P 500® Index hit record highs during the year and finished the year up 11.96%, a significant improvement from performance earlier in the year. The Russell 2000® Index, a domestic small cap equity benchmark, generally followed the same trend as large cap stocks, but responded more significantly to economic growth expectations late in the year and returned an impressive 21.31% in 2016. The MSCI EAFE® Index, a benchmark that tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, had a positive return of 1.0% for the year. The Bloomberg Barclays Aggregate Bond Index had been up over 5.0% through the summer months as interest rates fell during the first half of the year, but the index gave back some of this return as rates rose late in the year. The Bloomberg Barclays U.S. Aggregate Bond Index finished the year in positive territory, up 2.65%.
During the first half of the year, the U.S. Treasury yield curve flattened somewhat, as long-term rates came down markedly. The changing shape of the yield curve was a topic of interest for investors during 2016. However, by the end of the year the spread on U.S. Treasuries was nearly back to the level that it began the year.
The 10-year U.S. Treasury yield began the year at 2.27%, and ended the year 0.18% higher at 2.45%. However, interest rates did not follow a steady trajectory upward throughout the year. Rather, interest rates followed an overall path downward through the first half of the year until rates bottomed at a low of 1.37% in July. Interest rates then reversed course and ultimately jumped sharply upward following the election in November.
On the short end of the curve, the Federal Reserve had been reluctant to raise the federal funds rate throughout the year as they were cautious not to short circuit the anemic economic recovery and had not seen meaningful inflation to drive a move in rates. In December, the Federal Reserve finally elected to increase the federal funds rate by 0.25%, believing that the economy could withstand higher rates.
In late June, the citizens of the United Kingdom voted to exit the European Union. Following this referendum, the S&P 500® Index lost over one hundred points, or about 5.0% of its value, in just two days. Within a week the equity markets had shrugged off the news and re-gained the lost ground. The domestic market was again setting new highs by late summer.

A theme in early 2016 had been slow GDP growth. GDP measures the domestic output of all goods and services in the U.S. economy. In the first quarter of the year GDP growth was an anemic 1.1%, annualized. During the second quarter GDP growth improved to 1.4%, but still was not the robust growth that the Federal Reserve was looking for before raising the federal funds rate. Third quarter U.S. GDP showed a huge improvement with a rise of 3.5%. This improvement in the economy gave Federal Reserve Chair Janet Yellen the ammunition that she needed to increase the federal funds rate by 0.25% at the December Federal Open Market Committee meeting.
According to data from the Bureau of Labor Statistics, more than 270,000 jobs were created each month during the final quarter of 2015. Moving into 2016, job creation dipped as an estimated 168,000 jobs were created in January. However, it was not until May of 2016 that there was a strong cause for concern. Job creation during the month of May fell to 24,000 jobs and this data point raised the question of whether or not the economic recovery was running out of steam. While economists’ estimates of break-even job growth vary substantially, the median estimate from the Wall Street Journal’s survey of economists suggests that 145,000 jobs need to be created each month in order to hold the unemployment rate steady. That number is significantly higher than the 24,000 jobs that were created in May. However, the job market very quickly recovered when the number of jobs created in June was once again above 270,000.
Data from the Bureau of Labor Statistics indicates that the unemployment rate fell below 5.0% at the beginning of the year. The unemployment rate hovered between 4.9% and 5.0% for much of the year before falling as low as 4.6% in November.
As the year came to a close, the U.S. presidential election brought more uncertainty to the markets. We saw additional downward pressure on equity prices heading into November that was soon followed by exuberance and new equity market highs in December following the unanticipated election of Donald Trump. The equity markets soared with President-elect Trump’s promise to deregulate financial services, the potential repeal of “Obamacare,” and the promise to reduce taxes for individuals and businesses to stimulate growth and keep corporations from moving outside the United States.
2016 demonstrated investors’ lack of ability to predict the future outcome of various events. Some examples were the outcome of the U.S. presidential election, Brexit, and interest rates falling to historical lows and then rising toward the end of the year. Although markets responded quickly and sharply to events throughout the year, the U.S. stock market managed to end each quarter higher than it ended the previous. Domestic equity in particular benefited from staying the course of an overall strategic allocation, and investors were ultimately rewarded positive performance that they may not have predicted.
For the annual period ended December 31, 2016, the Great-West Moderate Profile I Fund (Initial Class shares) returned 8.19% relative to 13.37% for the Wilshire 5000 Index and 2.65% for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund outperformed its composite benchmark by 1.16% (composite benchmark return was 7.03%).
The views and opinions in this report were current as of December 31, 2016 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.
Average Annual Total Returns for the Periods Ended December 31, 2016
	One Year	Five Year	Ten Year
Initial Class	8.19%	8.26%	5.29%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2016
Asset Class	Percentage of Fund Investments
Large Cap Equity	24.46%
Bond	23.98
Fixed Interest Contract	16.00
International Equity	14.21
Mid Cap Equity	12.91
Small Cap Equity	4.37
Real Estate Equity	4.07
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/16)	(12/31/16)	(07/01/16 – 12/31/16)
Initial Class
Actual	$1,000.00	$1,048.30	$5.56
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.48
* Expenses are equal to the Fund's annualized expense ratio of 1.08% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.53%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Aggressive Profile I Fund
Management Discussion
2016 was marked by several events that impacted markets throughout the year. Notable events included the United Kingdom voting to exit the European Union (“Brexit”), the U.S. presidential election, and the second hike in the federal funds rate since the U.S. Federal Reserve set the target rate to zero in 2008. In addition, slow economic growth, gradually improving labor markets, and volatile oil prices were a constant source of investor uncertainty throughout the year.
Through early February, the equity markets were in negative territory in response to weak economic data, and bonds rallied as interest rates fell. The S&P 500® Index reached its low point for the year on February 11 and charted a general upward trend thereafter, with the exception of a sharp, but short lived, dip following the Brexit vote and some downward pressure heading into the election. Late in the year, as employment and gross domestic product (“GDP”) numbers improved and investors became optimistic about the pro growth strategies of president elect Trump, stocks moved even higher.
The S&P 500® Index hit record highs during the year and finished the year up 11.96%, a significant improvement from performance earlier in the year. The Russell 2000® Index, a domestic small cap equity benchmark, generally followed the same trend as large cap stocks, but responded more significantly to economic growth expectations late in the year and returned an impressive 21.31% in 2016. The MSCI EAFE® Index, a benchmark that tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, had a positive return of 1.0% for the year. The Bloomberg Barclays Aggregate Bond Index had been up over 5.0% through the summer months as interest rates fell during the first half of the year, but the index gave back some of this return as rates rose late in the year. The Bloomberg Barclays U.S. Aggregate Bond Index finished the year in positive territory, up 2.65%.
During the first half of the year, the U.S. Treasury yield curve flattened somewhat, as long-term rates came down markedly. The changing shape of the yield curve was a topic of interest for investors during 2016. However, by the end of the year the spread on U.S. Treasuries was nearly back to the level that it began the year.
The 10-year U.S. Treasury yield began the year at 2.27%, and ended the year 0.18% higher at 2.45%. However, interest rates did not follow a steady trajectory upward throughout the year. Rather, interest rates followed an overall path downward through the first half of the year until rates bottomed at a low of 1.37% in July. Interest rates then reversed course and ultimately jumped sharply upward following the election in November.
On the short end of the curve, the Federal Reserve had been reluctant to raise the federal funds rate throughout the year as they were cautious not to short circuit the anemic economic recovery and had not seen meaningful inflation to drive a move in rates. In December, the Federal Reserve finally elected to increase the federal funds rate by 0.25%, believing that the economy could withstand higher rates.
In late June, the citizens of the United Kingdom voted to exit the European Union. Following this referendum, the S&P 500® Index lost over one hundred points, or about 5.0% of its value, in just two days. Within a week the equity markets had shrugged off the news and re-gained the lost ground. The domestic market was again setting new highs by late summer.

A theme in early 2016 had been slow GDP growth. GDP measures the domestic output of all goods and services in the U.S. economy. In the first quarter of the year GDP growth was an anemic 1.1%, annualized. During the second quarter GDP growth improved to 1.4%, but still was not the robust growth that the Federal Reserve was looking for before raising the federal funds rate. Third quarter U.S. GDP showed a huge improvement with a rise of 3.5%. This improvement in the economy gave Federal Reserve Chair Janet Yellen the ammunition that she needed to increase the federal funds rate by 0.25% at the December Federal Open Market Committee meeting.
According to data from the Bureau of Labor Statistics, more than 270,000 jobs were created each month during the final quarter of 2015. Moving into 2016, job creation dipped as an estimated 168,000 jobs were created in January. However, it was not until May of 2016 that there was a strong cause for concern. Job creation during the month of May fell to 24,000 jobs and this data point raised the question of whether or not the economic recovery was running out of steam. While economists’ estimates of break-even job growth vary substantially, the median estimate from the Wall Street Journal’s survey of economists suggests that 145,000 jobs need to be created each month in order to hold the unemployment rate steady. That number is significantly higher than the 24,000 jobs that were created in May. However, the job market very quickly recovered when the number of jobs created in June was once again above 270,000.
Data from the Bureau of Labor Statistics indicates that the unemployment rate fell below 5.0% at the beginning of the year. The unemployment rate hovered between 4.9% and 5.0% for much of the year before falling as low as 4.6% in November.
As the year came to a close, the U.S. presidential election brought more uncertainty to the markets. We saw additional downward pressure on equity prices heading into November that was soon followed by exuberance and new equity market highs in December following the unanticipated election of Donald Trump. The equity markets soared with President-elect Trump’s promise to deregulate financial services, the potential repeal of “Obamacare,” and the promise to reduce taxes for individuals and businesses to stimulate growth and keep corporations from moving outside the United States.
2016 demonstrated investors’ lack of ability to predict the future outcome of various events. Some examples were the outcome of the U.S. presidential election, Brexit, and interest rates falling to historical lows and then rising toward the end of the year. Although markets responded quickly and sharply to events throughout the year, the U.S. stock market managed to end each quarter higher than it ended the previous. Domestic equity in particular benefited from staying the course of an overall strategic allocation, and investors were ultimately rewarded positive performance that they may not have predicted.
For the annual period ended December 31, 2016, the Great-West Moderately Aggressive Profile I Fund (Initial Class shares) returned 9.10% relative to 13.37% for the Wilshire 5000 Index and 2.65% for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund outperformed its composite benchmark by 1.07% (composite benchmark return was 8.03%).
The views and opinions in this report were current as of December 31, 2016 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.
Average Annual Total Returns for the Periods Ended December 31, 2016
	One Year	Five Year	Ten Year
Initial Class	9.10%	9.66%	5.38%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2016
Asset Class	Percentage of Fund Investments
Large Cap Equity	30.23%
Bond	18.09
International Equity	17.75
Mid Cap Equity	15.95
Fixed Interest Contract	9.01
Small Cap Equity	5.39
Real Estate Equity	3.58
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/16)	(12/31/16)	(07/01/16 – 12/31/16)
Initial Class
Actual	$1,000.00	$1,058.20	$6.16
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$6.04
* Expenses are equal to the Fund's annualized expense ratio of 1.19% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.62%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Aggressive Profile I Fund
Management Discussion
2016 was marked by several events that impacted markets throughout the year. Notable events included the United Kingdom voting to exit the European Union (“Brexit”), the U.S. presidential election, and the second hike in the federal funds rate since the U.S. Federal Reserve set the target rate to zero in 2008. In addition, slow economic growth, gradually improving labor markets, and volatile oil prices were a constant source of investor uncertainty throughout the year.
Through early February, the equity markets were in negative territory in response to weak economic data, and bonds rallied as interest rates fell. The S&P 500® Index reached its low point for the year on February 11 and charted a general upward trend thereafter, with the exception of a sharp, but short lived, dip following the Brexit vote and some downward pressure heading into the election. Late in the year, as employment and gross domestic product (“GDP”) numbers improved and investors became optimistic about the pro growth strategies of president elect Trump, stocks moved even higher.
The S&P 500® Index hit record highs during the year and finished the year up 11.96%, a significant improvement from performance earlier in the year. The Russell 2000® Index, a domestic small cap equity benchmark, generally followed the same trend as large cap stocks, but responded more significantly to economic growth expectations late in the year and returned an impressive 21.31% in 2016. The MSCI EAFE® Index, a benchmark that tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, had a positive return of 1.0% for the year. The Bloomberg Barclays Aggregate Bond Index had been up over 5.0% through the summer months as interest rates fell during the first half of the year, but the index gave back some of this return as rates rose late in the year. The Bloomberg Barclays U.S. Aggregate Bond Index finished the year in positive territory, up 2.65%.
During the first half of the year, the U.S. Treasury yield curve flattened somewhat, as long-term rates came down markedly. The changing shape of the yield curve was a topic of interest for investors during 2016. However, by the end of the year the spread on U.S. Treasuries was nearly back to the level that it began the year.
The 10-year U.S. Treasury yield began the year at 2.27%, and ended the year 0.18% higher at 2.45%. However, interest rates did not follow a steady trajectory upward throughout the year. Rather, interest rates followed an overall path downward through the first half of the year until rates bottomed at a low of 1.37% in July. Interest rates then reversed course and ultimately jumped sharply upward following the election in November.
On the short end of the curve, the Federal Reserve had been reluctant to raise the federal funds rate throughout the year as they were cautious not to short circuit the anemic economic recovery and had not seen meaningful inflation to drive a move in rates. In December, the Federal Reserve finally elected to increase the federal funds rate by 0.25%, believing that the economy could withstand higher rates.
In late June, the citizens of the United Kingdom voted to exit the European Union. Following this referendum, the S&P 500® Index lost over one hundred points, or about 5.0% of its value, in just two days. Within a week the equity markets had shrugged off the news and re-gained the lost ground. The domestic market was again setting new highs by late summer.

A theme in early 2016 had been slow GDP growth. GDP measures the domestic output of all goods and services in the U.S. economy. In the first quarter of the year GDP growth was an anemic 1.1%, annualized. During the second quarter GDP growth improved to 1.4%, but still was not the robust growth that the Federal Reserve was looking for before raising the federal funds rate. Third quarter U.S. GDP showed a huge improvement with a rise of 3.5%. This improvement in the economy gave Federal Reserve Chair Janet Yellen the ammunition that she needed to increase the federal funds rate by 0.25% at the December Federal Open Market Committee meeting.
According to data from the Bureau of Labor Statistics, more than 270,000 jobs were created each month during the final quarter of 2015. Moving into 2016, job creation dipped as an estimated 168,000 jobs were created in January. However, it was not until May of 2016 that there was a strong cause for concern. Job creation during the month of May fell to 24,000 jobs and this data point raised the question of whether or not the economic recovery was running out of steam. While economists’ estimates of break-even job growth vary substantially, the median estimate from the Wall Street Journal’s survey of economists suggests that 145,000 jobs need to be created each month in order to hold the unemployment rate steady. That number is significantly higher than the 24,000 jobs that were created in May. However, the job market very quickly recovered when the number of jobs created in June was once again above 270,000.
Data from the Bureau of Labor Statistics indicates that the unemployment rate fell below 5.0% at the beginning of the year. The unemployment rate hovered between 4.9% and 5.0% for much of the year before falling as low as 4.6% in November.
As the year came to a close, the U.S. presidential election brought more uncertainty to the markets. We saw additional downward pressure on equity prices heading into November that was soon followed by exuberance and new equity market highs in December following the unanticipated election of Donald Trump. The equity markets soared with President-elect Trump’s promise to deregulate financial services, the potential repeal of “Obamacare,” and the promise to reduce taxes for individuals and businesses to stimulate growth and keep corporations from moving outside the United States.
2016 demonstrated investors’ lack of ability to predict the future outcome of various events. Some examples were the outcome of the U.S. presidential election, Brexit, and interest rates falling to historical lows and then rising toward the end of the year. Although markets responded quickly and sharply to events throughout the year, the U.S. stock market managed to end each quarter higher than it ended the previous. Domestic equity in particular benefited from staying the course of an overall strategic allocation, and investors were ultimately rewarded positive performance that they may not have predicted.
For the annual period ended December 31, 2016, the Great-West Aggressive Profile I Fund (Initial Class shares) returned 10.76% relative to 13.37% for the Wilshire 5000 Index and 2.65% for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund outperformed its composite benchmark by 0.74% (composite benchmark return was 10.02%).
The views and opinions in this report were current as of December 31, 2016 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

20,000
15,000
10,000
5,000
12/31/2006
12/31/2007
12/31/2008
12/31/2009
12/31/2010
12/31/2011
12/31/2012
12/31/2013
12/31/2014
12/31/2015
12/31/2016
Fund (Initial Class)
Composite Index
Wilshire 5000 Index
Dow Jones U.S. Select REIT Index

Year	Fund (Initial Class)	Composite Index*	Wilshire 5000 Index	Dow Jones U.S. Select REIT Index
	10,000.00	10,000.00	10,000.00	10,000.00
2007	10,712.00	10,701.68	10,562.00	8,244.50
2008	6,422.92	6,554.80	6,629.77	5,012.64
2009	8,543.12	8,471.93	8,505.99	6,439.02
2010	9,871.57	9,714.56	9,965.62	8,246.71
2011	9,436.24	9,453.48	10,063.28	9,019.24
2012	10,988.50	11,011.32	11,679.45	10,563.33
2013	14,158.58	14,241.42	15,540.81	10,691.76
2014	15,311.90	15,463.64	17,516.31	14,112.98
2015	15,198.16	15,538.73	17,632.95	14,745.23
2016	16,833.48	17,095.14	19,990.53	15,729.71

* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced quarterly to account for the Fund’s target asset allocations: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.
Average Annual Total Returns for the Periods Ended December 31, 2016
	One Year	Five Year	Ten Year
Initial Class	10.76%	12.27%	5.35%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2016
Asset Class	Percentage of Fund Investments
Large Cap Equity	42.28%
International Equity	24.81
Mid Cap Equity	22.32
Small Cap Equity	7.52
Real Estate Equity	3.07
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/16)	(12/31/16)	(07/01/16 – 12/31/16)
Initial Class
Actual	$1,000.00	$1,076.40	$7.10
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.90
* Expenses are equal to the Fund's annualized expense ratio of 1.36% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.76%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST CONSERVATIVE PROFILE I FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
BOND MUTUAL FUNDS
363,016	Great-West Federated Bond Fund Institutional Class(a)	$ 3,521,253
488,643	Great-West Loomis Sayles Bond Fund Institutional Class(a)	4,593,250
223,649	Great-West Putnam High Yield Bond Institutional Class(a)	2,135,851
288,126	Great-West Short Duration Bond Fund Institutional Class(a)	2,835,161
501,240	Great-West Templeton Global Bond Fund Institutional Class(a)	4,586,347
367,561	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	3,528,583

TOTAL BOND MUTUAL FUNDS — 47.47% (Cost $22,112,666)		$ 21,200,445
EQUITY MUTUAL FUNDS
204,447	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	2,028,110
29,912	Great-West Invesco Small Cap Value Fund Institutional Class(a)	311,388
32,765	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	311,920
113,875	Great-West MFS International Growth Fund Institutional Class(a)	944,026
198,161	Great-West MFS International Value Fund Institutional Class(a)	1,896,400
163,918	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	1,447,400
Shares		Fair Value
Equity Mutual Funds — (continued)
24,832	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 249,060
182,904	Great-West Putnam Equity Income Fund Institutional Class(a)	1,710,155
246,240	Great-West Real Estate Index Fund Institutional Class(a)	2,275,255
194,337	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,710,162
66,985	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	543,251

TOTAL EQUITY MUTUAL FUNDS — 30.06% (Cost $13,723,123)		$ 13,427,127
Account Balance
FIXED INTEREST CONTRACT
10,054,124 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	10,054,124

TOTAL FIXED INTEREST CONTRACT — 22.51% (Cost $10,054,124)		$ 10,054,124
TOTAL INVESTMENTS — 100.04% (Cost $45,889,913)		$ 44,681,696
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (19,398)
TOTAL NET ASSETS — 100.00%		$ 44,662,298
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2016.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
BOND MUTUAL FUNDS
304,600	Great-West Federated Bond Fund Institutional Class(a)	$ 2,954,617
408,796	Great-West Loomis Sayles Bond Fund Institutional Class(a)	3,842,680
187,401	Great-West Putnam High Yield Bond Institutional Class(a)	1,789,681
32,350	Great-West Short Duration Bond Fund Institutional Class(a)	318,328
417,421	Great-West Templeton Global Bond Fund Institutional Class(a)	3,819,401
308,307	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	2,959,743

TOTAL BOND MUTUAL FUNDS — 33.04% (Cost $16,187,954)		$ 15,684,450
EQUITY MUTUAL FUNDS
350,928	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	3,481,207
51,141	Great-West Invesco Small Cap Value Fund Institutional Class(a)	532,382
56,325	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	536,214
195,790	Great-West MFS International Growth Fund Institutional Class(a)	1,623,100
340,755	Great-West MFS International Value Fund Institutional Class(a)	3,261,023
283,084	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	2,499,635
Shares		Fair Value
Equity Mutual Funds — (continued)
42,234	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 423,608
313,105	Great-West Putnam Equity Income Fund Institutional Class(a)	2,927,527
238,330	Great-West Real Estate Index Fund Institutional Class(a)	2,202,171
334,161	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	2,940,620
115,352	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	935,501

TOTAL EQUITY MUTUAL FUNDS — 45.00% (Cost $21,653,931)		$ 21,362,988
Account Balance
FIXED INTEREST CONTRACT
10,442,894 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	10,442,894

TOTAL FIXED INTEREST CONTRACT — 22.00% (Cost $10,442,894)		$ 10,442,894
TOTAL INVESTMENTS — 100.04% (Cost $48,284,779)		$ 47,490,332
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (20,684)
TOTAL NET ASSETS — 100.00%		$ 47,469,648
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2016.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATE PROFILE I FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
BOND MUTUAL FUNDS
856,080	Great-West Federated Bond Fund Institutional Class(a)	$ 8,303,981
1,151,232	Great-West Loomis Sayles Bond Fund Institutional Class(a)	10,821,578
526,983	Great-West Putnam High Yield Bond Institutional Class(a)	5,032,687
93,661	Great-West Short Duration Bond Fund Institutional Class(a)	921,624
1,183,930	Great-West Templeton Global Bond Fund Institutional Class(a)	10,832,964
866,500	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	8,318,395

TOTAL BOND MUTUAL FUNDS — 23.99% (Cost $46,057,548)		$ 44,231,229
EQUITY MUTUAL FUNDS
1,894,239	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	18,790,848
275,942	Great-West Invesco Small Cap Value Fund Institutional Class(a)	2,872,553
301,921	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,874,294
1,049,809	Great-West MFS International Growth Fund Institutional Class(a)	8,702,914
1,828,280	Great-West MFS International Value Fund Institutional Class(a)	17,496,641
1,525,830	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	13,473,077
Shares		Fair Value
Equity Mutual Funds — (continued)
229,466	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 2,301,542
1,692,188	Great-West Putnam Equity Income Fund Institutional Class(a)	15,821,958
812,038	Great-West Real Estate Index Fund Institutional Class(a)	7,503,235
1,797,956	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	15,822,016
620,010	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	5,028,284

TOTAL EQUITY MUTUAL FUNDS — 60.04% (Cost $112,995,988)		$110,687,362
Account Balance
FIXED INTEREST CONTRACT
29,508,665 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	29,508,665

TOTAL FIXED INTEREST CONTRACT — 16.01% (Cost $29,508,665)		$ 29,508,665
TOTAL INVESTMENTS — 100.04% (Cost $188,562,201)		$184,427,256
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (81,930)
TOTAL NET ASSETS — 100.00%		$184,345,326
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2016.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
BOND MUTUAL FUNDS
493,936	Great-West Federated Bond Fund Institutional Class(a)	$ 4,791,182
664,315	Great-West Loomis Sayles Bond Fund Institutional Class(a)	6,244,561
303,560	Great-West Putnam High Yield Bond Institutional Class(a)	2,898,997
341,684	Great-West Short Duration Bond Fund Institutional Class(a)	3,362,170
676,948	Great-West Templeton Global Bond Fund Institutional Class(a)	6,194,075
500,306	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	4,802,931

TOTAL BOND MUTUAL FUNDS — 18.09% (Cost $29,576,367)		$ 28,293,916
EQUITY MUTUAL FUNDS
1,985,192	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	19,693,104
289,162	Great-West Invesco Small Cap Value Fund Institutional Class(a)	3,010,178
318,176	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	3,029,038
1,112,275	Great-West MFS International Growth Fund Institutional Class(a)	9,220,758
1,939,567	Great-West MFS International Value Fund Institutional Class(a)	18,561,657
1,599,063	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	14,119,730
Shares		Fair Value
Equity Mutual Funds — (continued)
239,331	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 2,400,487
1,773,073	Great-West Putnam Equity Income Fund Institutional Class(a)	16,578,236
605,344	Great-West Real Estate Index Fund Institutional Class(a)	5,593,378
1,884,307	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	16,581,898
648,125	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	5,256,296

TOTAL EQUITY MUTUAL FUNDS — 72.94% (Cost $112,182,637)		$114,044,760
Account Balance
FIXED INTEREST CONTRACT
14,100,420 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	14,100,420

TOTAL FIXED INTEREST CONTRACT — 9.02% (Cost $14,100,420)		$ 14,100,420
TOTAL INVESTMENTS — 100.05% (Cost $155,859,424)		$156,439,096
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (74,920)
TOTAL NET ASSETS — 100.00%		$156,364,176
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2016.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST AGGRESSIVE PROFILE I FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
EQUITY MUTUAL FUNDS
1,583,760	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	$15,710,905
229,206	Great-West Invesco Small Cap Value Fund Institutional Class(a)	2,386,031
252,716	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,405,853
886,222	Great-West MFS International Growth Fund Institutional Class(a)	7,346,781
1,544,230	Great-West MFS International Value Fund Institutional Class(a)	14,778,277
1,274,410	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	11,253,040
189,860	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	1,904,301
1,413,133	Great-West Putnam Equity Income Fund Institutional Class(a)	13,212,791
Shares		Fair Value
Equity Mutual Funds — (continued)
296,677	Great-West Real Estate Index Fund Institutional Class(a)	$ 2,741,294
1,503,241	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	13,228,520
517,001	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	4,192,879

TOTAL EQUITY MUTUAL FUNDS — 100.05% (Cost $89,908,006)		$89,160,672
TOTAL INVESTMENTS — 100.05% (Cost $89,908,006)		$89,160,672
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (45,275)
TOTAL NET ASSETS — 100.00%		$89,115,397
(a)	Issuer is considered an affiliate of the Fund.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2016
	Great-West Conservative Profile I Fund	Great-West Moderately Conservative Profile I Fund	Great-West Moderate Profile I Fund
ASSETS:
Investments at fair value, affiliated(a)	$44,681,696	$47,490,332	$184,427,256
Subscriptions receivable	22,679	38,518	796,634
Dividends receivable	80	137	732
Total Assets	44,704,455	47,528,987	185,224,622
LIABILITIES:
Payable to investment adviser	6,373	6,852	29,242
Payable for administrative services fees	13,025	13,832	52,688
Redemptions payable	-	-	24,081
Payable for investments purchased	22,759	38,655	773,285
Total Liabilities	42,157	59,339	879,296
NET ASSETS	$44,662,298	$47,469,648	$184,345,326
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$565,651	$611,145	$2,307,380
Paid-in capital in excess of par	51,671,647	59,872,535	237,084,820
Net unrealized depreciation	(1,208,217)	(794,447)	(4,134,945)
Undistributed net investment income	144,039	326,032	123,802
Accumulated net realized loss	(6,510,822)	(12,545,617)	(51,035,731)
NET ASSETS	$44,662,298	$47,469,648	$184,345,326
CAPITAL STOCK:
Authorized	100,000,000	100,000,000	100,000,000
Issued and Outstanding	5,656,513	6,111,447	23,073,795
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$7.90	$7.77	$7.99
(a) Cost of investments, affiliated	$45,889,913	$48,284,779	$188,562,201
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2016
	Great-West Moderately Aggressive Profile I Fund	Great-West Aggressive Profile I Fund
ASSETS:
Investments at fair value, affiliated(a)	$156,439,096	$89,160,672
Subscriptions receivable	116,008	72,553
Dividends receivable	775	617
Total Assets	156,555,879	89,233,842
LIABILITIES:
Payable to investment adviser	28,828	18,864
Payable for administrative services fees	46,092	26,411
Redemptions payable	3,571	69,900
Payable for investments purchased	113,212	3,270
Total Liabilities	191,703	118,445
NET ASSETS	$156,364,176	$89,115,397
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,771,539	$988,668
Paid-in capital in excess of par	207,864,364	116,228,561
Net unrealized appreciation (depreciation)	579,672	(747,334)
Undistributed net investment income	1,112,101	698,885
Accumulated net realized loss	(54,963,500)	(28,053,383)
NET ASSETS	$156,364,176	$89,115,397
CAPITAL STOCK:
Authorized	100,000,000	100,000,000
Issued and Outstanding	17,715,392	9,886,679
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$8.83	$9.01
(a) Cost of investments, affiliated	$155,859,424	$89,908,006
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2016
	Great-West Conservative Profile I Fund	Great-West Moderately Conservative Profile I Fund	Great-West Moderate Profile I Fund
INVESTMENT INCOME:
Interest, affiliated	$134,800	$137,024	$362,914
Dividends, affiliated	860,042	854,821	3,253,992
Total Income	994,842	991,845	3,616,906
EXPENSES:
Management fees	100,881	104,850	382,251
Administrative services fees	140,851	146,398	533,730
Total Expenses	241,732	251,248	915,981
Less amount waived for management fees	30,148	30,640	81,201
Net Expenses	211,584	220,608	834,780
NET INVESTMENT INCOME	783,258	771,237	2,782,126
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments, affiliated	(153,381)	(1,084,328)	92,211
Realized gain distributions received, affiliated	629,654	900,578	4,307,001
Net Realized Gain (Loss)	476,273	(183,750)	4,399,212
Net change in unrealized appreciation on investments	1,138,562	2,358,777	4,939,350
Net Realized and Unrealized Gain	1,614,835	2,175,027	9,338,562
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,398,093	$2,946,264	$12,120,688
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2016
	Great-West Moderately Aggressive Profile I Fund	Great-West Aggressive Profile I Fund
INVESTMENT INCOME:
Interest, affiliated	$195,332	$-
Dividends, affiliated	3,040,384	1,722,409
Total Income	3,235,716	1,722,409
EXPENSES:
Management fees	366,644	206,363
Administrative services fees	511,901	288,117
Total Expenses	878,545	494,480
Less amount waived for management fees	43,656	-
Net Expenses	834,889	494,480
NET INVESTMENT INCOME	2,400,827	1,227,929
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	1,663,725	1,072,838
Realized gain distributions received, affiliated	4,471,769	3,369,378
Net Realized Gain	6,135,494	4,442,216
Net change in unrealized appreciation on investments	4,363,207	2,972,382
Net Realized and Unrealized Gain	10,498,701	7,414,598
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,899,528	$8,642,527
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West Conservative Profile I Fund	2016	2015
OPERATIONS:
Net investment income	$783,258	$829,498
Net realized gain	476,273	1,391,879
Net change in unrealized appreciation (depreciation)	1,138,562	(2,497,934)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,398,093	(276,557)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(683,952)	(907,248)
From net realized gains	(886,832)	(1,833,916)
Total Distributions	(1,570,784)	(2,741,164)
CAPITAL SHARE TRANSACTIONS:
Shares sold	11,430,025	7,718,726
Shares issued in reinvestment of distributions	1,570,784	2,741,164
Shares redeemed	(6,575,908)	(14,862,019)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	6,424,901	(4,402,129)
Total Increase (Decrease) in Net Assets	7,252,210	(7,419,850)
NET ASSETS:
Beginning of year	37,410,088	44,829,938
End of year(a)	$44,662,298	$37,410,088
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	1,454,251	926,113
Shares issued in reinvestment of distributions	199,622	346,005
Shares redeemed	(837,030)	(1,758,530)
Net Increase (Decrease)	816,843	(486,412)
(a) Including undistributed net investment income:	$144,039	$113,019
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West Moderately Conservative Profile I Fund	2016	2015
OPERATIONS:
Net investment income	$771,237	$1,000,809
Net realized gain (loss)	(183,750)	4,094,427
Net change in unrealized appreciation (depreciation)	2,358,777	(4,438,816)
Net Increase in Net Assets Resulting from Operations	2,946,264	656,420
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(761,996)	(1,139,180)
From net realized gains	(862,341)	(5,795,666)
Total Distributions	(1,624,337)	(6,934,846)
CAPITAL SHARE TRANSACTIONS:
Shares sold	14,247,377	11,186,043
Shares issued in reinvestment of distributions	1,624,337	6,934,846
Shares redeemed	(11,289,294)	(53,047,449)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	4,582,420	(34,926,560)
Total Increase (Decrease) in Net Assets	5,904,347	(41,204,986)
NET ASSETS:
Beginning of year	41,565,301	82,770,287
End of year(a)	$47,469,648	$41,565,301
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	1,876,683	1,272,088
Shares issued in reinvestment of distributions	211,947	879,353
Shares redeemed	(1,496,228)	(5,900,029)
Net Increase (Decrease)	592,402	(3,748,588)
(a) Including undistributed net investment income:	$326,032	$372,794
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West Moderate Profile I Fund	2016	2015
OPERATIONS:
Net investment income	$2,782,126	$3,170,144
Net realized gain	4,399,212	13,483,203
Net change in unrealized appreciation (depreciation)	4,939,350	(16,631,256)
Net Increase in Net Assets Resulting from Operations	12,120,688	22,091
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,457,156)	(3,547,199)
From net realized gains	(6,663,687)	(16,357,843)
Total Distributions	(9,120,843)	(19,905,042)
CAPITAL SHARE TRANSACTIONS:
Shares sold	44,677,230	22,104,806
Shares issued in reinvestment of distributions	9,120,843	19,905,042
Shares redeemed	(19,854,629)	(69,977,380)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	33,943,444	(27,967,532)
Total Increase (Decrease) in Net Assets	36,943,289	(47,850,483)
NET ASSETS:
Beginning of year	147,402,037	195,252,520
End of year(a)	$184,345,326	$147,402,037
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	5,590,126	2,450,600
Shares issued in reinvestment of distributions	1,152,398	2,452,965
Shares redeemed	(2,515,270)	(7,619,474)
Net Increase (Decrease)	4,227,254	(2,715,909)
(a) Including undistributed net investment income:	$123,802	$0
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West Moderately Aggressive Profile I Fund	2016	2015
OPERATIONS:
Net investment income	$2,400,827	$3,009,594
Net realized gain	6,135,494	12,820,441
Net change in unrealized appreciation (depreciation)	4,363,207	(16,556,154)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,899,528	(726,119)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,215,188)	(3,398,368)
From net realized gains	(8,556,802)	(11,134,446)
Total Distributions	(11,771,990)	(14,532,814)
CAPITAL SHARE TRANSACTIONS:
Shares sold	17,035,146	19,861,582
Shares issued in reinvestment of distributions	11,771,990	14,532,814
Shares redeemed	(18,559,754)	(39,050,914)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	10,247,382	(4,656,518)
Total Increase (Decrease) in Net Assets	11,374,920	(19,915,451)
NET ASSETS:
Beginning of year	144,989,256	164,904,707
End of year(a)	$156,364,176	$144,989,256
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	1,922,866	2,029,561
Shares issued in reinvestment of distributions	1,336,968	1,619,250
Shares redeemed	(2,099,365)	(3,966,390)
Net Increase (Decrease)	1,160,469	(317,579)
(a) Including undistributed net investment income:	$1,112,101	$2,072,749
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West Aggressive Profile I Fund	2016	2015
OPERATIONS:
Net investment income	$1,227,929	$1,566,837
Net realized gain	4,442,216	9,938,243
Net change in unrealized appreciation (depreciation)	2,972,382	(11,639,128)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,642,527	(134,048)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,799,745)	(1,915,232)
From net realized gains	(6,256,162)	(9,759,951)
Total Distributions	(8,055,907)	(11,675,183)
CAPITAL SHARE TRANSACTIONS:
Shares sold	10,430,717	13,681,878
Shares issued in reinvestment of distributions	8,055,907	11,675,183
Shares redeemed	(10,504,506)	(24,206,111)
Net Increase in Net Assets Resulting from Capital Share Transactions	7,982,118	1,150,950
Total Increase (Decrease) in Net Assets	8,568,738	(10,658,281)
NET ASSETS:
Beginning of year	80,546,659	91,204,940
End of year(a)	$89,115,397	$80,546,659
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	1,155,529	1,304,163
Shares issued in reinvestment of distributions	900,528	1,260,061
Shares redeemed	(1,168,477)	(2,270,529)
Net Increase	887,580	293,695
(a) Including undistributed net investment income:	$698,885	$1,286,624
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Cash Flows
For the fiscal years ended December 31, 2016
Great-West Conservative Profile I Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$2,398,093
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(12,307,035)
Proceeds from sale of investments	6,171,895
Increase in accrued interest on Great-West Life & Annuity Contract	(134,800)
Net realized loss	153,381
Net change in unrealized appreciation	(1,138,562)
Increase in dividends receivable	(80)
Increase in payable to investment advisor	1,017
Increase in payable for administrative services fees	1,894
Increase in payable for investments purchased	2,438
Net Cash Used by Operating Activities	(4,851,759)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	11,427,667
Payment on shares redeemed	(6,575,908)
Net Cash Provided in Financing Activities	4,851,759
Net Increase in Cash	0
CASH:
Beginning of year	0
End of year	$0
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$1,570,784
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Cash Flows
For the fiscal years ended December 31, 2016
Great-West Moderately Conservative Profile I Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$2,946,264
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(16,267,000)
Proceeds from sale of investments	11,771,864
Increase in accrued interest on Great-West Life & Annuity Contract	(137,024)
Net realized loss	1,084,328
Net change in unrealized appreciation	(2,358,777)
Increase in dividends receivable	(137)
Decrease in receivable for investments sold	62,515
Increase in payable to investment advisor	836
Increase in payable for administrative services fees	1,426
Increase in payable for investments purchased	38,655
Net Cash Used by Operating Activities	(2,857,050)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	14,225,336
Payment on shares redeemed	(11,368,286)
Net Cash Provided in Financing Activities	2,857,050
Net Increase in Cash	0
CASH:
Beginning of year	0
End of year	$0
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$1,624,337
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Cash Flows
For the fiscal years ended December 31, 2016
Great-West Moderate Profile I Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$12,120,688
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(54,249,142)
Proceeds from sale of investments	22,686,858
Increase in accrued interest on Great-West Life & Annuity Contract	(362,914)
Net realized gain	(92,211)
Net change in unrealized appreciation	(4,939,350)
Increase in dividends receivable	(732)
Decrease in receivable for investments sold	552,944
Increase in payable to investment advisor	4,986
Increase in payable for administrative services fees	8,484
Increase in payable for investments purchased	773,285
Net Cash Used by Operating Activities	(23,497,104)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	43,914,919
Payment on shares redeemed	(20,417,815)
Net Cash Provided in Financing Activities	23,497,104
Net Increase in Cash	0
CASH:
Beginning of year	0
End of year	$0
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$9,120,843
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST CONSERVATIVE PROFILE I FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)
Initial Class
12/31/2016	$7.73	0.15	0.32	0.47	-	(0.13)	(0.17)	(0.30)	$7.90	6.14% (c)
12/31/2015	$8.42	0.17	(0.26)	(0.09)	-	(0.20)	(0.40)	(0.60)	$7.73	(1.11%) (c)
12/31/2014	$8.51	0.23	0.19	0.42	-	(0.24)	(0.27)	(0.51)	$8.42	4.95%
12/31/2013	$8.35	0.22	0.39	0.61	-	(0.18)	(0.27)	(0.45)	$8.51	7.55%
12/31/2012	$7.95	0.20	0.52	0.72	(0.04)	(0.17)	(0.11)	(0.32)	$8.35	9.02%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate
Supplemental Data and Ratios
Initial Class
12/31/2016	$44,662	0.60%	0.52%	N/A	1.94%	15%
12/31/2015	$37,410	0.47%	0.43%	N/A	2.09%	23% (e)
12/31/2014	$44,830	0.25%	0.25%	N/A	2.67%	15%
12/31/2013	$38,751	0.25%	0.25%	2.51%	2.51%	39%
12/31/2012	$34,707	0.25%	0.25%	2.35%	2.35%	30%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)
Initial Class
12/31/2016	$7.53	0.14	0.39	0.53	-	(0.14)	(0.15)	(0.29)	$7.77	7.18% (c)
12/31/2015	$8.93	0.15	(0.23)	(0.08)	-	(0.21)	(1.11)	(1.32)	$7.53	(0.93%) (c)
12/31/2014	$9.04	0.27	0.24	0.51	-	(0.26)	(0.36)	(0.62)	$8.93	5.61%
12/31/2013	$8.55	0.26	0.73	0.99	-	(0.20)	(0.30)	(0.50)	$9.04	11.83%
12/31/2012	$7.97	0.17	0.67	0.84	(0.03)	(0.15)	(0.08)	(0.26)	$8.55	10.59%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate
Supplemental Data and Ratios
Initial Class
12/31/2016	$47,470	0.60%	0.53%	N/A	1.84%	28%
12/31/2015	$41,565	0.44%	0.40%	N/A	1.72%	28% (e)
12/31/2014	$82,770	0.25%	0.25%	N/A	2.93%	13%
12/31/2013	$66,226	0.25%	0.25%	2.88%	2.88%	33%
12/31/2012	$54,664	0.25%	0.25%	2.07%	2.07%	30%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATE PROFILE I FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)
Initial Class
12/31/2016	$7.82	0.14	0.49	0.63	-	(0.12)	(0.34)	(0.46)	$7.99	8.19% (c)
12/31/2015	$9.06	0.17	(0.26)	(0.09)	-	(0.20)	(0.95)	(1.15)	$7.82	(0.93%) (c)
12/31/2014	$9.37	0.27	0.33	0.60	-	(0.29)	(0.62)	(0.91)	$9.06	6.39%
12/31/2013	$8.65	0.28	1.11	1.39	-	(0.31)	(0.36)	(0.67)	$9.37	16.16%
12/31/2012	$8.27	0.14	0.86	1.00	(0.18)	(0.01)	(0.43)	(0.62)	$8.65	12.25%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate
Supplemental Data and Ratios
Initial Class
12/31/2016	$184,345	0.60%	0.55%	N/A	1.82%	15%
12/31/2015	$147,402	0.47%	0.43%	N/A	1.91%	23% (e)
12/31/2014	$195,253	0.25%	0.25%	N/A	2.82%	23%
12/31/2013	$159,703	0.25%	0.25%	3.04%	3.04%	31%
12/31/2012	$148,205	0.25%	0.25%	1.62%	1.62%	24%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)
Initial Class
12/31/2016	$ 8.76	0.14	0.64	0.78	-	(0.20)	(0.51)	(0.71)	$ 8.83	9.10% (c)
12/31/2015	$ 9.77	0.19	(0.27)	(0.08)	-	(0.22)	(0.71)	(0.93)	$ 8.76	(0.77%) (c)
12/31/2014	$10.18	0.31	0.39	0.70	-	(0.32)	(0.79)	(1.11)	$ 9.77	6.82%
12/31/2013	$ 9.02	0.33	1.50	1.83	-	(0.17)	(0.50)	(0.67)	$10.18	20.41%
12/31/2012	$ 8.13	0.13	1.00	1.13	(0.09)	(0.05)	(0.10)	(0.24)	$ 9.02	13.89%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate
Supplemental Data and Ratios
Initial Class
12/31/2016	$156,364	0.60%	0.57%	N/A	1.64%	18%
12/31/2015	$144,989	0.48%	0.46%	N/A	1.92%	25% (e)
12/31/2014	$164,905	0.25%	0.25%	N/A	3.02%	12%
12/31/2013	$153,172	0.25%	0.25%	3.35%	3.35%	29%
12/31/2012	$133,941	0.25%	0.25%	1.47%	1.47%	28%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST AGGRESSIVE PROFILE I FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)
Initial Class
12/31/2016	$ 8.95	0.13	0.80	0.93	-	(0.20)	(0.67)	(0.87)	$ 9.01	10.76% (c)
12/31/2015	$10.48	0.19	(0.27)	(0.08)	-	(0.25)	(1.20)	(1.45)	$ 8.95	(0.74%) (c)
12/31/2014	$10.99	0.36	0.53	0.89	-	(0.36)	(1.04)	(1.40)	$10.48	8.15%
12/31/2013	$ 9.34	0.43	2.26	2.69	-	(0.20)	(1.04)	(1.04)	$10.99	28.85%
12/31/2012	$ 8.14	0.08	1.26	1.34	(0.06)	(0.02)	(0.06)	(0.14)	$ 9.34	16.45%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate
Supplemental Data and Ratios
Initial Class
12/31/2016	$89,115	0.60%	0.60%	N/A	1.49%	18%
12/31/2015	$80,547	0.48%	0.48%	N/A	1.82%	27% (e)
12/31/2014	$91,205	0.25%	0.25%	N/A	3.23%	11%
12/31/2013	$82,301	0.25%	0.25%	4.03%	4.03%	27%
12/31/2012	$65,946	0.25%	0.25%	0.85%	0.85%	32%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Conservative Profile I Fund, Great-West Moderately Conservative Profile I Fund, Great-West Moderate Profile I Fund, Great-West Moderately Aggressive Profile I Fund and Great-West Aggressive Profile I Fund (each a Fund, collectively the Funds) are included herein. The investment objective of each Fund is to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize fixed income investments for the Great-West Conservative Profile I Fund; to seek capital appreciation primarily through investments in underlying funds of Great-West Funds that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Great-West Moderately Conservative Profile I Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds with a relatively equal emphasis on equity and fixed income investments for the Great-West Moderate Profile I Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Great-West Moderately Aggressive Profile I Fund and to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments for the Great-West Aggressive Profile I Fund. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
Each of the Funds offer three share classes, referred to as Initial Class, Class L and Institutional Class shares. This report includes information for the Initial Class; Class L and Institutional Class have not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Annual Report - December 31, 2016

Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances. A Statement of Cash Flows is included for the Funds considered to have a substantial percentage of investments not classified as a Level 1 or Level 2.
As of December 31, 2016, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the year.
The following is a reconciliation of change in Level 3 assets during the year ended December 31, 2016:
	Great-West Conservative Profile I Fund	Great-West Moderately Conservative Profile I Fund	Great-West Moderate Profile I Fund	Great-West Moderately Aggressive Profile I Fund
Beginning Balance, January 1, 2016	$ 8,408,216	$ 9,147,723	$23,575,242	$13,000,723
Total interest received	134,800	137,024	362,914	195,332
Purchases	2,305,744	3,084,033	8,045,066	2,639,755
Sales	(794,636)	(1,925,886)	(2,474,557)	(1,735,390)
Ending Balance, December 31, 2016	$10,054,124	$10,442,894	$29,508,665	$14,100,420
Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of December 31, 2016, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit rate, it may result in a lower fair value measurement.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Annual Report - December 31, 2016

The tax character of distributions paid during the years ended December 31, 2016 and 2015 were as follows:
Great-West Conservative Profile I Fund
	2016	2015
Ordinary income	$683,952	$907,248
Long-term capital gain	886,832	1,833,916
	$1,570,784	$2,741,164
Great-West Moderately Conservative Profile I Fund
	2016	2015
Ordinary income	$761,996	$1,139,180
Long-term capital gain	862,341	5,795,666
	$1,624,337	$6,934,846
Great-West Moderate Profile I Fund
	2016	2015
Ordinary income	$2,457,156	$3,305,540
Long-term capital gain	6,663,687	16,599,502
	$9,120,843	$19,905,042
Great-West Moderately Aggressive Profile I Fund
	2016	2015
Ordinary income	$3,215,188	$3,398,368
Long-term capital gain	8,556,802	11,134,446
	$11,771,990	$14,532,814
Great-West Aggressive Profile I Fund
	2016	2015
Ordinary income	$1,799,745	$1,915,232
Long-term capital gain	6,256,162	9,759,951
	$8,055,907	$11,675,183
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: disallowed losses and distribution adjustments.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2016. Net assets of each Fund were unaffected by the reclassifications.
	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss
Great-West Conservative Profile I Fund	$ —	$ (68,286)	$ 68,286
Great-West Moderately Conservative Profile I Fund	10	(56,003)	55,993
Great-West Moderate Profile I Fund	—	(201,168)	201,168
Great-West Moderately Aggressive Profile I Fund	—	(146,287)	146,287
Great-West Aggressive Profile I Fund	—	(15,923)	15,923

Annual Report - December 31, 2016

The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2016, the components of distributable earnings on a tax basis were as follows:
Great-West Conservative Profile I Fund
Undistributed net investment income	$144,039
Undistributed long-term capital gains	340,245
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(8,059,284)
Tax composition of capital	$(7,575,000)
Great-West Moderately Conservative Profile I Fund
Undistributed net investment income	$326,032
Undistributed long-term capital gains	254,789
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(13,594,853)
Tax composition of capital	$(13,014,032)
Great-West Moderate Profile I Fund
Undistributed net investment income	$123,802
Undistributed long-term capital gains	3,118,598
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(58,289,274)
Tax composition of capital	$(55,046,874)
Great-West Moderately Aggressive Profile I Fund
Undistributed net investment income	$1,112,101
Undistributed long-term capital gains	1,782,164
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(56,165,992)
Tax composition of capital	$(53,271,727)
Great-West Aggressive Profile I Fund
Undistributed net investment income	$698,885
Undistributed long-term capital gains	1,488,128
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(30,288,845)
Tax composition of capital	$(28,101,832)

Annual Report - December 31, 2016

The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2016 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Depreciation on Investments
Great-West Conservative Profile I Fund	$52,740,980	$222,839	$(8,282,123)	$(8,059,284)
Great-West Moderately Conservative Profile I Fund	61,085,185	190,297	(13,785,150)	(13,594,853)
Great-West Moderate Profile I Fund	242,716,530	1,834,070	(60,123,344)	(58,289,274)
Great-West Moderately Aggressive Profile I Fund	212,605,088	2,757,254	(58,923,246)	(56,165,992)
Great-West Aggressive Profile I Fund	119,449,517	1,301,477	(31,590,322)	(30,288,845)
Application of Recent Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. The adoption of ASU No. 2015-07 did not have an impact on the Funds' financial position or the results of their operations.
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.25% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for administrative services expenses. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract.
Great-West Funds has entered into an administrative services agreement with GWL&A. Pursuant to the administrative services agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class shares of each Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $321,606 for the year ended December 31, 2016.
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the year ended December 31, 2016, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

Annual Report - December 31, 2016

Great-West Conservative Profile I Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West American Century Growth Fund Institutional Class	—	$ 594,886	$ 106,850	$ 29,095	$ (6,517)	$ 3,410	$ —
Great-West Federated Bond Fund Institutional Class	363,016	2,938,074	815,883	289,414	(9,612)	99,436	3,521,253
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	204,447	1,745,358	535,669	593,861	(59,177)	70,182	2,028,110
Great-West Invesco Small Cap Value Fund Institutional Class	29,912	261,538	97,053	135,660	(22,503)	3,235	311,388
Great-West Life & Annuity Contract	10,054,124	8,408,216	2,305,744	794,636	—	134,800	10,054,124
Great-West Loomis Sayles Bond Fund Institutional Class	488,643	3,853,712	873,065	409,297	(35,393)	177,484	4,593,250
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	32,765	259,225	111,117	129,490	(22,483)	2,439	311,920
Great-West MFS International Growth Fund Institutional Class	113,875	784,355	311,086	164,805	(19,080)	13,827	944,026
Great-West MFS International Value Fund Institutional Class	198,161	1,601,082	589,821	226,910	73,551	27,508	1,896,400
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	163,918	595,633	409,340	167,636	4,496	7,568	1,447,400
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	24,832	205,770	103,953	92,333	(8,413)	237	249,060
Great-West Putnam Equity Income Fund Institutional Class	182,904	1,443,183	444,231	307,440	5,465	26,971	1,710,155
Great-West Putnam High Yield Bond Institutional Class	223,649	1,918,694	378,844	351,247	(21,241)	111,703	2,135,851
Great-West Real Estate Index Fund Institutional Class	246,240	1,888,997	971,496	403,418	76,895	63,686	2,275,255
Great-West Short Duration Bond Fund Institutional Class	288,126	2,343,823	703,120	202,938	(736)	57,929	2,835,161
Great-West T. Rowe Price Equity Income Fund Institutional Class	194,337	1,448,445	555,251	445,446	(29,552)	51,538	1,710,162
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	66,985	456,892	199,748	108,359	(10,719)	1,170	543,251
Great-West Templeton Global Bond Fund Institutional Class	501,240	3,741,741	1,086,935	404,608	(56,041)	54,990	4,586,347
Great-West U.S. Government Mortgage Securities Fund Institutional Class	367,561	2,936,951	961,757	322,611	(12,321)	86,729	3,528,583
					$(153,381)	$994,842	$44,681,696
Great-West Moderately Conservative Profile I Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West American Century Growth Fund Institutional Class	—	$1,068,119	$ 255,912	$ 166,094	$ (33,256)	$ 5,935	$ —
Great-West Federated Bond Fund Institutional Class	304,600	2,572,428	900,628	561,162	(3,616)	80,847	2,954,617

Annual Report - December 31, 2016

Great-West Moderately Conservative Profile I Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	350,928	$3,127,197	$ 896,802	$1,212,473	$ (203,263)	$120,552	$ 3,481,207
Great-West Invesco Small Cap Value Fund Institutional Class	51,141	468,267	165,851	258,128	(44,361)	5,465	532,382
Great-West Life & Annuity Contract	10,442,894	9,147,723	3,084,033	1,925,886	—	137,024	10,442,894
Great-West Loomis Sayles Bond Fund Institutional Class	408,796	3,365,665	1,006,470	857,277	(133,135)	145,082	3,842,680
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	56,325	465,906	186,243	236,822	(41,119)	4,090	536,214
Great-West MFS International Growth Fund Institutional Class	195,790	1,409,117	563,299	426,862	(87,996)	23,882	1,623,100
Great-West MFS International Value Fund Institutional Class	340,755	2,865,261	1,173,032	724,182	64,016	47,528	3,261,023
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	283,084	1,068,144	755,052	402,521	(6,320)	12,893	2,499,635
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	42,234	372,289	152,464	152,396	(16,223)	389	423,608
Great-West Putnam Equity Income Fund Institutional Class	313,105	2,591,505	797,053	818,987	(136,269)	45,574	2,927,527
Great-West Putnam High Yield Bond Institutional Class	187,401	1,670,188	438,316	529,171	(74,584)	91,900	1,789,681
Great-West Real Estate Index Fund Institutional Class	238,330	1,876,422	1,023,664	576,928	21,574	59,735	2,202,171
Great-West Short Duration Bond Fund Institutional Class	32,350	257,676	108,833	47,407	(383)	6,388	318,328
Great-West T. Rowe Price Equity Income Fund Institutional Class	334,161	2,594,591	997,497	1,076,229	(225,630)	87,309	2,940,620
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	115,352	816,231	360,725	249,056	(39,655)	2,013	935,501
Great-West Templeton Global Bond Fund Institutional Class	417,421	3,273,579	1,174,953	850,632	(131,738)	44,187	3,819,401
Great-West U.S. Government Mortgage Securities Fund Institutional Class	308,307	2,573,415	986,452	544,257	7,630	71,052	2,959,743
					$(1,084,328)	$991,845	$47,490,332
Great-West Moderate Profile I Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West American Century Growth Fund Institutional Class	—	$ 5,249,179	$ 593,899	$ 108,875	$ (19,813)	$ 28,818	$ —
Great-West Federated Bond Fund Institutional Class	856,080	6,630,912	2,311,777	770,430	(35,899)	217,230	8,303,981
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	1,894,239	15,320,320	3,293,966	2,464,553	(385,673)	637,313	18,790,848
Great-West Invesco Small Cap Value Fund Institutional Class	275,942	2,283,058	597,739	667,512	(97,992)	28,237	2,872,553

Annual Report - December 31, 2016

Great-West Moderate Profile I Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West Life & Annuity Contract	29,508,665	$23,575,242	$8,045,066	$2,474,557	$ —	$ 362,914	$ 29,508,665
Great-West Loomis Sayles Bond Fund Institutional Class	1,151,232	8,686,021	2,619,834	1,103,358	(133,565)	393,275	10,821,578
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	301,921	2,286,183	693,152	591,621	(100,810)	20,989	2,874,294
Great-West MFS International Growth Fund Institutional Class	1,049,809	6,901,303	2,379,275	486,402	13,702	127,614	8,702,914
Great-West MFS International Value Fund Institutional Class	1,828,280	14,061,325	4,831,206	1,035,694	339,411	253,700	17,496,641
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	1,525,830	5,249,654	3,600,510	480,687	12,017	66,968	13,473,077
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	229,466	1,828,032	628,461	366,459	(35,140)	1,962	2,301,542
Great-West Putnam Equity Income Fund Institutional Class	1,692,188	12,716,716	3,094,530	777,102	266,076	236,238	15,821,958
Great-West Putnam High Yield Bond Institutional Class	526,983	4,310,467	1,112,434	820,106	(83,191)	250,644	5,032,687
Great-West Real Estate Index Fund Institutional Class	812,038	5,907,266	2,984,871	807,854	195,578	198,100	7,503,235
Great-West Short Duration Bond Fund Institutional Class	93,661	662,990	301,464	39,146	(99)	17,947	921,624
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,797,956	12,722,663	3,881,544	1,414,418	258,588	454,337	15,822,016
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	620,010	4,000,499	1,570,015	327,413	18,709	10,680	5,028,284
Great-West Templeton Global Bond Fund Institutional Class	1,183,930	8,448,717	2,700,246	668,925	(112,807)	116,598	10,832,964
Great-West U.S. Government Mortgage Securities Fund Institutional Class	866,500	6,629,950	2,616,326	796,708	(6,881)	193,342	8,318,395
					$ 92,211	$3,616,906	$184,427,256
Great-West Moderately Aggressive Profile I Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West American Century Growth Fund Institutional Class	—	$ 6,403,569	$ 692,163	$ 33,714	$ (776)	$ 35,089	$ —
Great-West Federated Bond Fund Institutional Class	493,936	4,392,762	966,123	682,642	(41,097)	139,635	4,791,182
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	1,985,192	18,739,626	1,634,145	3,140,037	285,841	695,073	19,693,104
Great-West Invesco Small Cap Value Fund Institutional Class	289,162	2,775,995	366,007	795,939	(8,522)	32,302	3,010,178
Great-West Life & Annuity Contract	14,100,420	13,000,723	2,639,755	1,735,390	—	195,332	14,100,420
Great-West Loomis Sayles Bond Fund Institutional Class	664,315	5,757,527	976,542	937,562	(104,794)	247,738	6,244,561

Annual Report - December 31, 2016

Great-West Moderately Aggressive Profile I Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	318,176	$ 2,784,588	$ 501,961	$ 593,231	$ 134,898	$ 24,448	$ 3,029,038
Great-West MFS International Growth Fund Institutional Class	1,112,275	8,419,255	1,504,216	661,082	(51,097)	135,935	9,220,758
Great-West MFS International Value Fund Institutional Class	1,939,567	17,172,062	3,026,215	1,242,414	440,578	270,996	18,561,657
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	1,599,063	6,402,710	2,110,328	634,253	116,440	75,721	14,119,730
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	239,331	2,229,945	427,978	496,408	(35,465)	2,401	2,400,487
Great-West Putnam Equity Income Fund Institutional Class	1,773,073	15,543,268	1,349,520	1,253,801	349,620	269,841	16,578,236
Great-West Putnam High Yield Bond Institutional Class	303,560	2,869,496	408,746	639,995	(26,808)	154,836	2,898,997
Great-West Real Estate Index Fund Institutional Class	605,344	5,098,305	1,576,352	714,505	90,330	161,063	5,593,378
Great-West Short Duration Bond Fund Institutional Class	341,684	3,046,529	703,786	381,380	(2,433)	70,461	3,362,170
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,884,307	15,563,183	2,426,202	2,010,156	567,980	514,395	16,581,898
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	648,125	4,891,702	920,560	322,079	55,801	11,524	5,256,296
Great-West Templeton Global Bond Fund Institutional Class	676,948	5,579,445	1,059,888	662,003	(85,202)	77,750	6,194,075
Great-West U.S. Government Mortgage Securities Fund Institutional Class	500,306	4,389,032	1,131,776	664,837	(21,569)	121,176	4,802,931
					$1,663,725	$3,235,716	$156,439,096
Great-West Aggressive Profile I Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West American Century Growth Fund Institutional Class	—	$ 4,972,117	$ 434,611	$ 26,995	$ (745)	$ 26,893	$ —
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	1,583,760	14,499,854	1,290,160	2,040,259	150,410	553,701	15,710,905
Great-West Invesco Small Cap Value Fund Institutional Class	229,206	2,163,913	256,416	555,886	(17,158)	25,567	2,386,031
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	252,716	2,165,371	331,502	386,520	63,202	19,328	2,405,853
Great-West MFS International Growth Fund Institutional Class	886,222	6,529,475	1,440,530	528,063	18,076	108,553	7,346,781
Great-West MFS International Value Fund Institutional Class	1,544,230	13,278,161	2,907,761	1,055,062	349,678	216,123	14,778,277
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	1,274,410	4,969,726	2,068,727	535,588	63,386	60,206	11,253,040

Annual Report - December 31, 2016

Great-West Aggressive Profile I Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	189,860	$ 1,714,677	$ 364,505	$ 365,570	$ (26,617)	$ 1,896	$ 1,904,301
Great-West Putnam Equity Income Fund Institutional Class	1,413,133	12,023,576	1,098,249	705,514	188,737	214,093	13,212,791
Great-West Real Estate Index Fund Institutional Class	296,677	2,425,898	861,775	344,178	62,197	78,383	2,741,294
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,503,241	12,049,666	1,804,946	1,274,348	213,985	408,458	13,228,520
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	517,001	3,795,512	749,197	190,053	7,687	9,208	4,192,879
					$1,072,838	$1,722,409	$89,160,672
3.  PURCHASES & SALES OF INVESTMENTS
For the year ended December 31, 2016, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Great-West Conservative Profile I Fund	$12,307,035	$6,171,895
Great-West Moderately Conservative Profile I Fund	16,267,000	11,771,864
Great-West Moderate Profile I Fund	54,249,142	22,686,858
Great-West Moderately Aggressive Profile I Fund	31,855,341	26,698,231
Great-West Aggressive Profile I Fund	19,338,351	14,810,845
4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
5.  SUBSEQUENT EVENT
On February 23, 2017, the Board of Directors approved the merger of the Great-West Conservative Profile I (Target Fund) into the Great-West Conservative Profile II Fund (Acquiring Fund), the merger of the Great-West Moderately Conservative Profile I (Target Fund) into the Great-West Moderately Conservative Profile II Fund (Acquiring Fund), the merger of the Great-West Moderate Profile I (Target Fund) into the Great-West Moderate Profile II Fund (Acquiring Fund), the merger of the Great-West Moderately Aggressive Profile I (Target Fund) into the Great-West Moderately Aggressive Profile II Fund (Acquiring Fund), the merger of the Great-West Aggressive Profile I (Target Fund) into the Great-West Aggressive Profile II Fund (Acquiring Fund), with an effective date on or about June 16, 2017. Under the terms of the merger, the combination of the Acquiring Fund and the Target Fund will be accounted for as a tax-free reorganization for federal income tax purposes; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders, as a result of the merger. For financial reporting purposes, the historical cost basis of investment securities will be carried forward to the Acquiring Fund to align ongoing reporting of the realized and unrealized gains and losses of the Acquiring Fund. The merger will be accomplished by an acquisition of all the assets and the assumption of all the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to the Target Fund’s shareholders in complete liquidation of the Target Fund.

Annual Report - December 31, 2016

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of Great-West Funds, Inc.
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Great-West Conservative Profile I Fund, Great-West Moderately Conservative Profile I Fund, Great-West Moderate Profile I Fund, Great-West Moderately Aggressive Profile I Fund, and Great-West Aggressive Profile I Fund (collectively the “Funds”), of Great-West Funds, Inc. as of December 31, 2016, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the respective financial position of each of the Funds as of December 31, 2016, the results of their operations and their cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2017

TAX INFORMATION (unaudited)
The Funds intend to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:
	Foreign Tax Credits	Gross Income from Foreign Countries
Great-West Conservative Profile I Fund	$ 4,987	$ 61,889
Great-West Moderately Conservative Profile I Fund	8,575	106,419
Great-West Moderate Profile I Fund	45,999	570,853
Great-West Moderately Aggressive Profile I Fund	48,777	605,314
Great-West Aggressive Profile I Fund	38,845	482,066
Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2016, the following are the percentages that qualify for the dividend received deduction available to each Fund's corporate shareholders.
Percent of Ordinary Income Distributions Qualifying for Dividends Received
Great-West Conservative Profile I Fund	18%
Great-West Moderately Conservative Profile I Fund	27
Great-West Moderate Profile I Fund	40
Great-West Moderately Aggressive Profile I Fund	48
Great-West Aggressive Profile I Fund	70

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 73	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp & Gold, Inc.	64	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 73	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	64	Director, Guaranty Bancorp
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 57	Nominee		Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Colorado Developmental Disabilities Council; Regional Center Task Force; and Mental Health Center of Denver	64	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 62	Nominee		Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Investment Holdings, LLC; Senior Managing Director, CBIZ MHM, LLC	64	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 53	Nominee		Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC; Member, Fios Partners LLC, Fios Holdings LLC, Roubaix Capital LLC; and Sole Member, Fios Companies LLC	64	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
David L. Musto 8515 East Orchard Road, Greenwood Village, CO 80111 49	Director and President & Chief Executive Officer	Since 2016	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; Executive Vice President, FASCore, LLC ("FASCore"); Director and Executive Vice President, GWFS; formerly, Executive Vice President, Empower Retirement, GWL&A and GWL&A of NY; formerly, Chief Executive Officer, J.P. Morgan Retirement Plan Services, J.P. Morgan Asset Management	64	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
David L. Musto 8515 East Orchard Road, Greenwood Village, CO 80111 49	Director and President & Chief Executive Officer	Since 2016	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; Executive Vice President, FASCore, LLC ("FASCore"); Director and Executive Vice President, GWFS; formerly, Executive Vice President, Empower Retirement, GWL&A and GWL&A of NY; formerly, Chief Executive Officer, J.P. Morgan Retirement Plan Services, J.P. Morgan Asset Management	64	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 42	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A of NY; Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 49	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, GWL&A; Vice President and Treasurer, GWTC; Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 60	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 35	Counsel & Assistant Secretary	Since 2015	Counsel, Products, GWL&A; Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 49	Assistant Treasurer	Since 2007	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 41	Assistant Treasurer	Since 2016	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, the sub-adviser of the Great-West MFS International Growth and Great-West MFS International Value Funds, (ii) a mutual fund advised by Invesco Advisers, Inc., the sub-adviser of the Great-West Invesco Small Cap Value Fund, (iii) a mutual fund advised by T. Rowe Price Associates, Inc., the sub-adviser of the Great-West T. Rowe Price Equity Income and Great-West T. Rowe Price Mid Cap Growth Funds, and (iv) a mutual fund advised by J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
*****Mr. Hillary is the Founder, Chairman and Chief Executive Officer of Independence Capital Asset Partners, LLC (“ICAP”), which has a prime brokerage and institutional trading relationship with Goldman Sachs & Co., the parent company of Goldman Sachs Asset Management, LP, a sub-adviser of the Great-West Goldman Sachs Mid Cap Value Fund. ICAP previously was a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of Franklin Advisers, Inc., the sub-adviser of the Great-West Templeton Global Bond Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund and receives no special treatment due to the relationship.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen McConahey is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $820,000 for fiscal year 2015 and $866,000 for fiscal year 2016.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $90,000 for fiscal year 2015 and $60,000 for fiscal year 2016. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2015 and $0 for fiscal year 2016.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2015 equaled $745,000 and for fiscal year 2016 equaled $1,186,300.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.
3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)  (1) Code of Ethics required by Item 2 of Form N-CSR attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:February 23, 2017
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:February 23, 2017
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 23, 2017